Share Based Payment	6 Months Ended
Jun. 30, 2024
Share Based Payment [Abstract]
Share Based Payment

Note 5 - Share Based Payment

In May 2024, the Company’s board of directors, approved the grant of 24,000 RSUs to a consultant of the Company. 12,000 RSUs vested on grant date, and the remaining 12,000 RSUs will vest monthly (2,000 RSUs each month), over six months and until November 1, 2024. The fair value of RSUs is estimated by multiplying the number of RSUs granted by the share price at grant date.

In May 2024, the Company’s board of directors, approved the grant of 24,000 RSUs to a consultant of the Company. 4,000 RSUs vested on grant date, and the remaining 20,000 RSUs will vest monthly (4,000 RSUs each month), over six months and until October 1, 2024. The fair value of RSUs is estimated by multiplying the number of RSUs granted by share price at grant date.

On June 27, 2024, the Company’s annual general meeting of shareholders approved the following proposed resolutions:

1.	A grant of 160,000 RSUs to the non-management directors of the Company. Such RSUs would vest on the one year anniversary of the date of the meeting.

2.	To approve an amendment to the Company’s Articles of Association to increase the authorized share capital of the Company.